TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2017
Taxes Recoverable
Schdule of taxes recoverable

	December 31, 2017	December 31, 2016	January 1, 2016

VAT recoverable	$5,778,823	$3,375,948	1,185,710
GST recoverable	105,190	153,467	123,791
Income taxes recoverable	484,762	-	896,449
Total taxes recoverable	$6,368,775	$3,529,415	2,205,950